CONTENTS


      PORTFOLIOS OF INVESTMENTS

  2   Galaxy Prime Reserves

  5   Galaxy Tax-Exempt Reserves

 10   Galaxy Government Reserves


 12   STATEMENTS OF ASSETS AND LIABILITIES


 13   STATEMENTS OF OPERATIONS


 14   STATEMENTS OF CHANGES IN NET ASSETS


      FINANCIAL HIGHLIGHTS

 16   Galaxy Prime Reserves

 17   Galaxy Tax-Exempt Reserves

 18   Galaxy Government Reserves


 19   NOTES TO FINANCIAL STATEMENTS


 23   REPORT OF INDEPENDENT AUDITORS

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----


COMMERCIAL PAPER (A) - 55.91%


                 FINANCE - 40.00%

$180,000,000     ABB Treasury Center USA, Inc.
                 3.92%, 08/01/01 (B)..............   $  180,000,000
  30,000,000     American Express Credit Corp.
                 3.62%, 08/14/01..................       29,960,783
  50,000,000     American Express Credit Corp.
                 3.62%, 08/21/01..................       49,899,444
  50,000,000     American Express Credit Corp.
                 3.74%, 08/24/01..................       49,880,528
 138,625,000     Bank of Nova Scotia
                 3.72%, 08/24/01..................      138,295,535
  50,000,000     BMW U.S. Capital Corp.
                 3.72%, 08/02/01..................       49,994,833
  45,638,000     BMW U.S. Capital Corp.
                 3.71%, 08/20/01..................       45,548,638
  41,900,000     BMW U.S. Capital Corp.
                 3.70%, 08/22/01..................       41,809,566
 180,000,000     BP Amoco Capital
                 3.91%, 08/01/01..................      180,000,000
  96,350,000     Cargill Global Funding PLC
                 3.91%, 08/01/01 (B)..............       96,350,000
 100,000,000     CDC Commercial Paper Corp.
                 3.90%, 08/01/01 (B)..............      100,000,000
  75,000,000     CDC Commercial Paper Corp.
                 3.72%, 08/07/01 (B)..............       74,953,500
  50,000,000     Diageo Capital PLC
                 3.71%, 08/06/01 (B)..............       49,974,236
  31,000,000     Diageo Capital PLC
                 3.58%, 09/27/01 (B)..............       30,824,282
  50,000,000     Diageo Capital PLC
                 3.58%, 09/28/01 (B)..............       49,711,613
 100,000,000     General Electric Capital Corp.
                 3.67%, 08/06/01..................       99,949,028
  80,000,000     General Electric Capital Corp.
                 3.65%, 08/13/01..................       79,902,767
 180,000,000     Morgan (J.P.) Chase & Co.
                 3.69%, 08/28/01..................      179,501,850
  55,000,000     Novartis Finance Corp.
                 3.68%, 08/23/01 (B)..............       54,876,311

 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 FINANCE (CONTINUED)

$ 99,800,000     Paccar Financial Corp.
                 3.90%, 08/09/01..................   $   99,713,507
  25,600,000     Paccar Financial Corp.
                 3.74%, 09/06/01..................       25,504,256
  75,000,000     Toyota Motor Credit Corp.
                 3.82%, 08/03/01..................       74,984,083
 200,000,000     UBS Finance (DE) LLC
                 3.90%, 08/01/01..................      200,000,000
  35,250,000     Verizon Global Funding Corp.
                 3.70%, 08/13/01 (B)..............       35,206,525
  32,750,000     Verizon Global Funding Corp.
                 3.70%, 08/17/01 (B)..............       32,696,144
                                                     --------------
                                                      2,049,537,429
                                                     --------------

                 UTILITIES - 7.41%

 150,000,000     BellSouth Telecommunications
                 Corp.
                 3.80%, 08/03/01 (B)..............      149,968,333
  40,000,000     Emerson Electric Co.
                 3.71%, 08/17/01 (B)..............       39,934,045
  50,000,000     Emerson Electric Co.
                 3.69%, 08/22/01 (B)..............       49,892,375
  91,000,000     SBC Communications, Inc.
                 3.56%, 10/04/01 (B)..............       90,424,072
  50,000,000     SBC Communications, Inc.
                 3.57%, 10/12/01 (B)..............       49,643,000
                                                     --------------
                                                        379,861,825
                                                     --------------

                 CONSUMER STAPLES - 3.62%

  24,000,000     Bayer Corp.
                 3.71%, 08/09/01 (B)..............       23,980,213
  50,000,000     Bayer Corp.
                 3.71%, 08/13/01 (B)..............       49,938,167
  36,510,000     Kimberly-Clark Corp.
                 3.67%, 08/17/01 (B)..............       36,450,448
  75,000,000     Proctor & Gamble Co.
                 3.70%, 08/10/01..................       74,930,625
                                                     --------------
                                                        185,299,453
                                                     --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        2

GALAXY PRIME RESERVES

JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 ENERGY - 2.93%

  $50,000,000    Exxon Asset Management Co.
                 3.73%, 08/02/01 (B)..............   $   49,994,819
  50,000,000     Exxon Asset Management Co.
                 3.74%, 08/03/01 (B)..............       49,989,611
  50,000,000     Exxon Asset Management Co.
                 3.70%, 08/16/01 (B)..............       49,922,917
                                                     --------------
                                                        149,907,347
                                                     --------------

                 INDUSTRIAL - 1.95%

 100,000,000     Siemens Capital Corp.
                 3.62%, 08/20/01..................       99,805,778
                                                     --------------
                 TOTAL COMMERCIAL PAPER ..........    2,864,411,832
                                                     --------------
                 (Cost $2,864,411,832)

U.S. AGENCY OBLIGATIONS - 21.60%


                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.91%

  21,000,000     4.67%, 08/15/01 (A)..............       20,961,617
  77,916,000     4.67%, 08/16/01 (A)..............       77,763,414
  36,933,000     3.83%, 08/23/01 (A)..............       36,846,556
  50,000,000     3.70%, 08/28/01 (A)..............       49,861,250
 100,000,000     3.53%, 09/27/01 (A)..............       99,441,083
  20,000,000     6.40%, 09/27/01, MTN.............       20,044,494
 100,000,000     3.58%, 10/04/01 (A)..............       99,363,555
  50,000,000     3.59%, 10/11/01 (A)..............       49,645,986
  30,000,000     3.52%, 10/18/01 (A)..............       29,771,200
  50,000,000     6.48%, 11/06/01, MTN.............       50,366,300
  45,000,000     6.44%, 11/21/01, MTN.............       45,372,768
  83,016,000     3.58%, 01/10/02 (A)..............       81,678,612
                                                     --------------
                                                        661,116,835
                                                     --------------

                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION - 4.83%

  50,000,000     3.33%, 08/14/01 (A)..............       49,933,736
  50,000,000     3.53%, 10/11/01 (A)..............       49,651,903
 150,000,000     3.66%, 12/06/01 (A)..............      148,063,250
                                                     --------------
                                                        247,648,889
                                                     --------------

 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 FEDERAL HOME LOAN BANK - 3.86%

  $50,000,000    6.50%, 09/19/01..................   $   50,158,591
 100,000,000     3.56%, 10/12/01 (A)..............       99,288,000
  48,205,000     5.13%, 02/26/02..................       48,198,772
                                                     --------------
                                                        197,645,363
                                                     --------------
                 TOTAL U.S. AGENCY OBLIGATIONS ...    1,106,411,087
                                                     --------------
                 (Cost $1,106,411,087)

CERTIFICATES OF DEPOSIT - 15.14%

  50,000,000     Bank of Montreal, Yankee
                 5.05%, 02/11/02..................       50,000,000
  50,000,000     Barclays Bank Plc, Yankee
                 5.21%, 01/09/02..................       50,000,000
  50,000,000     Barclays Bank Plc, Yankee
                 5.21%, 02/20/02..................       50,000,000
  50,000,000     Citibank N.A.
                 3.77%, 10/02/01..................       50,000,000
  71,000,000     Harris Trust & Savings
                 3.71%, 08/27/01..................       71,000,000
  50,000,000     Lloyds TSB Bank Plc, Yankee
                 4.01%, 10/25/01..................       50,011,593
  50,000,000     National Westminster
                 Bank Plc, Yankee
                 4.95%, 02/05/02..................       50,000,000
  50,000,000     National Westminster
                 Bank Plc, Yankee
                 5.27%, 01/14/02..................       49,997,813
  50,000,000     Rabobank Nederland
                 N.V., Yankee
                 3.84%, 08/07/01..................       50,000,083
  50,000,000     Rabobank Nederland
                 N.V., Yankee
                 5.20%, 01/11/02..................       49,998,924
  30,000,000     Royal Bank of Canada, Yankee
                 5.07%, 02/13/02..................       29,984,250
  50,000,000     Royal Bank of Canada, Yankee
                 5.20%, 01/09/02..................       50,000,000
  75,000,000     State Street Bank & Trust Co.
                 3.70%, 09/07/01..................       75,000,000
  50,000,000     Toronto Dominion
                 Bank, Yankee
                 5.38%, 01/16/02..................       50,002,213


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        3

GALAXY PRIME RESERVES

JULY 31, 2001

 PAR VALUE                                                 VALUE
 ---------                                                 -----

CERTIFICATES OF DEPOSIT (CONTINUED)

  $50,000,000    Toronto Dominion
                 Bank, Yankee
                 4.62%, 04/19/02..................   $   49,972,320
                                                     --------------
                 TOTAL CERTIFICATES OF DEPOSIT ...      775,967,196
                                                     --------------
                 (Cost $775,967,196)

CORPORATE NOTES AND BONDS - 6.78%

                 FINANCE (C) - 4.44%

  11,200,000     Associates Corp. of North
                 America
                 4.16%, 08/27/01..................       11,201,342
  75,000,000     Associates Corp. of North
                 America, Senior Note
                 3.88%, 01/03/02 (D)..............       75,015,877
  41,160,000     Associates Corp. of North
                 America, Senior Note
                 4.38%, 02/04/02 (D)..............       41,181,850
  50,000,000     Toyota Motor Credit
                 Corp., MTN
                 3.76%, 04/04/02..................       50,000,000
  50,000,000     Toyota Motor Credit
                 Corp., MTN
                 3.80%, 05/08/02..................       50,000,000
                                                     --------------
                                                        227,399,069
                                                     --------------

                 BANKING (C) - 1.95%

  50,000,000     American Express Centurion
                 Bank, BN
                 3.81%, 11/20/01..................       50,000,000
  50,000,000     Comerica Bank, BN
                 3.80%, 11/14/01..................       49,998,593
                                                     --------------
                                                         99,998,593
                                                     --------------

                 CONSUMER CYCLICAL - 0.39%

  20,000,000     Wal-Mart Stores, Inc.
                 6.15%, 08/10/01..................      20,003,812
                                                     --------------
                 TOTAL CORPORATE NOTES
                 AND BONDS .......................     347,401,474
                                                     --------------
                 (Cost $347,401,474)

 PAR VALUE                                                 VALUE
 ---------                                                 -----

REPURCHASE AGREEMENT - 1.26%

  $64,743,000    Greenwich Capital
                 3.86%, Due 08/01/2001,
                 Dated 07/31/2001,
                 Repurchase Price $ 64,749,942
                 (Collateralized by U.S.
                 Treasury Notes, 4.25%-7.50%,
                 Due 10/31/2001 - 02/15/2011;
                 Total Par $62,464,555,
                 Market Value $66,038,166) .......   $   64,743,000
                                                     --------------
                 TOTAL REPURCHASE AGREEMENT ......       64,743,000
                                                     --------------
                 (Cost $64,743,000)

     SHARES
   ----------

INVESTMENT COMPANIES - 0.03%

     717,392     Dreyfus Cash Management
                 Fund.............................          717,392
     608,903     Federated Investors Prime
                 Obligation Money Market
                 Fund.............................          608,903
                                                     --------------
                 TOTAL INVESTMENT COMPANIES ......        1,326,295
                                                     --------------
                 (Cost $1,326,295)
TOTAL INVESTMENTS - 100.72%.......................    5,160,260,884
                                                     --------------
(Cost $5,160,260,884)*
NET OTHER ASSETS AND LIABILITIES - (0.72)% .......      (36,833,789)
                                                     --------------
NET ASSETS - 100.00%..............................   $5,123,427,095
                                                     ==============

------------------------------------------------------
 *      Aggregate cost for federal tax purposes.
 (A)    Discount yield at time of purchase.
 (B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2001, these securities amounted to $1,344,730,611 or 26.25% of net assets.
 (C) Interest is reset at various intervals. The interest rate shown reflects the rate in effect at July 31, 2001.
 (D) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2001, these securities amounted to $116,197,727 or 2.27% of net assets.
 BN     Bank Note
 MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        4

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

MUNICIPAL SECURITIES - 98.35%


                 ALABAMA - 3.06%

  $1,000,000     Mobile, IDB
                 Dock & Wharf Revenue
                 Holnam, Inc. Project, Series B
                 2.60%, 06/01/32 (A)
                 LOC: Wachovia Bank, N.A..........   $    1,000,000
   5,850,000     Phenix County, IDB
                 Environmental Improvement
                 Revenue, Georgia Kraft Project
                 2.80%, 12/01/15 (A)
                 LOC: Deutsche Bank AG............        5,850,000
                                                     --------------
                                                          6,850,000
                                                     --------------

                 ARIZONA - 2.41%

   2,000,000     Maricopa County, PCR
                 Arizona Public Service Co.
                 Series A
                 2.75%, 05/01/29 (A)
                 LOC: Morgan Guaranty
                 Trust Co.........................        2,000,000
   3,400,000     Maricopa County, PCR
                 Arizona Public Service Co.
                 Series F
                 2.75%, 05/01/29 (A)
                 LOC: Bank of America
                 NT & SA..........................        3,400,000
                                                     --------------
                                                          5,400,000
                                                     --------------

                 FLORIDA - 5.62%

   7,900,000     Dade County, Water & Sewer
                 System Revenue
                 2.55%, 10/05/22 (A)
                 Insured: FGIC
                 SPA: Commerzbank AG..............        7,900,000
   2,800,000     University Athletic Association
                 Inc., Capital Improvement
                 Revenue, University of Florida
                 Stadium Project
                 2.85%, 02/01/20 (A)
                 LOC: SunTrust Bank of
                 Central Florida..................        2,800,000

 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 FLORIDA (CONTINUED)
  $1,900,000     University of South Florida
                 Foundation Inc., Certificate
                 Participation
                 2.65%, 01/01/29 (A)
                 LOC: First Union
                 National Bank....................   $    1,900,000
                                                     --------------
                                                         12,600,000
                                                     --------------

                 GEORGIA - 5.47%

   5,150,000     Metropolitan Atlanta Rapid
                 Transit Authority, Sales Tax
                 Revenue, Series B
                 2.50%, 07/01/25 (A)
                 LOC: Bayerische
                 Landesbank GZ....................        5,150,000
   3,195,000     Municipal Electric Authority
                 Project One, Series B
                 2.65%, 01/01/16 (A)
                 LOC: ABN AMRO Bank N.V...........        3,195,000
   3,900,000     Municipal Electric Authority
                 Project One, Series C
                 2.65%, 01/01/20 (A)
                 LOC: ABN AMRO Bank N.V...........        3,900,000
                                                     --------------
                                                         12,245,000
                                                     --------------

                 IDAHO - 3.27%

   3,000,000     Idaho State HFA Pooled
                 Financing Program
                 2.65%, 10/01/10 (A)
                 LOC: U.S. Bank of Idaho .........        3,000,000
   2,500,000     Idaho State, GO, TAN
                 3.75%, 06/28/02..................        2,525,398
   1,800,000     Power County, PCR
                 FMC Corp. Project
                 2.80%, 12/01/10 (A)
                 LOC: Wachovia Bank, N.A..........        1,800,000
                                                     --------------
                                                          7,325,398
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        5

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 ILLINOIS - 5.77%

$  1,600,000     Chicago O'Hare
                 International Airport
                 General Airport Second Lien
                 Series C
                 2.55%, 01/01/18 (A)
                 LOC: Societe Generale............   $    1,600,000
   1,116,000     Illinois Education
                 Facilities Authority Revenue
                 2.65%, 08/08/01
                 LOC: Northern Trust Co...........        1,116,000
   4,000,000     Illinois Education
                 Facilities Authority Revenue
                 2.70%, 08/08/01
                 LOC: Northern Trust Co...........        4,000,000
   6,200,000     Illinois State Toll
                 Highway Authority
                 Toll Highway Priority Revenue
                 Series B
                 2.55%, 01/01/10 (A)
                 Insured: MBIA
                 LOC: Societe Generale............        6,200,000
                                                     --------------
                                                         12,916,000
                                                     --------------

                 INDIANA - 0.67%

   1,500,000     Fort Wayne
                 Hospital Authority
                 Parkview Memorial Hospital
                 Series B
                 2.70%, 01/01/20 (A)
                 LOC: Bank of America
                 NT & SA..........................        1,500,000
                                                     --------------

                 IOWA - 0.45%

   1,000,000     Iowa Finance Authority
                 Revenue Wheaton Franciscan
                 Series A
                 2.60%, 08/15/12 (A)
                 Insured: MBIA
                 SPA: Toronto Dominion
                 Bank.............................        1,000,000
                                                     --------------

 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 KENTUCKY - 3.17%

  $7,000,000     Kentucky Asset/Liability
                 Commissions Fund Revenue
                 TRAN, Series A
                 4.00%, 06/26/02..................   $    7,090,448
                                                     --------------

                 LOUISIANA - 10.58%

   4,200,000     Ascension Parish, PCR
                 Shell Oil Co. Project
                 2.60%, 05/01/26 (A)..............        4,200,000
   8,500,000     Louisiana State Offshore
                 Terminal Authority
                 Deepwater Port Revenue
                 Loop, Inc., 1st Stage
                 2.75%, 09/01/08 (A)
                 LOC: SunTrust Bank...............        8,500,000
   5,500,000     St. Charles Parish, PCR
                 Shell Oil Co. Project
                 2.80%, 10/01/25 (A)..............        5,500,000
   5,500,000     St. James Parish, PCR
                 Texaco Project, Series A
                 2.95%, 11/09/01..................        5,500,000
                                                     --------------
                                                         23,700,000
                                                     --------------

                 MAINE - 1.61%

   3,600,000     Maine Finance Authority
                 Jackson Laboratory Issue
                 2.80%, 12/01/30 (A)
                 LOC: Keybank, N.A................        3,600,000
                                                     --------------

                 MARYLAND - 0.67%

   1,500,000     Maryland State Health & Higher
                 Educational Facilities Authority
                 Pooled Loan Program, Series A
                 2.55%, 04/01/35 (A)
                 LOC: Bank One, N.A...............        1,500,000
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        6

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 MASSACHUSETTS - 8.26%

$  7,715,000     Hingham, GO, BAN
                 4.63%, 09/26/01..................   $    7,719,249
   3,750,000     Holliston, GO, BAN
                 4.75%, 08/24/01..................        3,750,995
   4,500,000     Massachusetts State, GO
                 BAN, Series A
                 5.00%, 09/06/01..................        4,503,146
   2,525,000     Waltham, BAN
                 2.75%, 06/28/02..................        2,528,343
                                                     --------------
                                                         18,501,733
                                                     --------------

                 MINNESOTA - 1.52%

   3,400,000     New ULM,
                 Hospital Facility Revenue
                 Health Central System
                 3.00%, 08/01/14 (A)
                 LOC: Norwest Bank
                 Minnesota, N.A...................        3,400,000
                                                     --------------

                 MISSISSIPPI - 1.83%

   4,100,000     Jackson County Water System
                 GO, Chevron USA, Inc. Project
                 3.15%, 11/01/24 (A)..............        4,100,000
                                                     --------------

                 NEW HAMPSHIRE - 1.63%

   3,650,000     New Hampshire
                 Higher Education & Health
                 Facilities Authority, VHA of
                 New England Capital Inc.
                 Asset Financing Program
                 Series D
                 2.60%, 12/01/25 (A)
                 Insured: AMBAC
                 SPA: Mellon Bank, N.A............        3,650,000
                                                     --------------

 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 NEW MEXICO - 1.83%

  $4,100,000     Albuquerque Airport Revenue
                 Subordinated Lien
                 2.55%, 07/01/14 (A)
                 Insured: AMBAC
                 SPA: Bayerische Hypo-Und
                 Vereinsbank AG...................   $    4,100,000
                                                     --------------

                 NORTH CAROLINA - 2.72%

   1,100,000     North Carolina
                 Medical Care Commission
                 Pooled Equipment Financing
                 Project, Series F
                 2.50%, 12/01/25 (A)
                 Insured: MBIA
                 SPA: KBC Bank, N.V...............        1,100,000
   5,000,000     University of North Carolina
                 at Chapel Hill, Series B
                 2.50%, 12/01/25 (A)..............        5,000,000
                                                     --------------
                                                          6,100,000
                                                     --------------

                 OHIO - 2.68%

   5,000,000     Kent State University
                 2.70%, 05/01/31 (A)
                 Insured: MBIA
                 SPA: Dexia Credit
                 Local de France..................        5,000,000
   1,000,000     Ohio State Building Authority
                 Arts Facilities Building Fund
                 Series A
                 4.60%, 10/01/01
                 Insured: AMBAC...................        1,002,123
                                                     --------------
                                                          6,002,123
                                                     --------------

                 PENNSYLVANIA - 3.70%

   1,000,000     Delaware Valley
                 Finance Authority
                 Local Government Revenue
                 2.60%, 08/01/16 (A)
                 LOC: Credit Suisse
                 First Boston.....................        1,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        7

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 PENNSYLVANIA (CONTINUED)

$  4,850,000     Delaware Valley
                 Finance Authority
                 Local Government Revenue
                 Series D
                 2.60%, 12/01/20 (A)
                 LOC: Credit Suisse
                 First Boston.....................   $    4,850,000
   2,450,000     Schuylkill County, IDA
                 Resource Recovery Revenue
                 Gilberton Power Project
                 2.60%, 12/01/02 (A)
                 LOC: Mellon Bank, N.A............        2,450,000
                                                     --------------
                                                          8,300,000
                                                     --------------

                 SOUTH CAROLINA - 4.60%

   6,000,000     Greenville County
                 School District GO, BAN
                 3.50%, 12/31/01..................        6,009,708
   4,295,000     Spartanburg County
                 Health Services District, Inc.
                 Hospital Revenue
                 2.60%, 04/15/23 (A)
                 Insured: MBIA
                 SPA: NationsBank, N.A............        4,295,000
                                                     --------------
                                                         10,304,708
                                                     --------------

                 TEXAS - 9.51%

   5,300,000     Gulf Coast Waste Disposal
                 Authority, PCR
                 Exxon Mobil Project
                 2.50%, 10/01/24 (A)..............        5,300,000
   1,200,000     Harris County, IDC
                 Baytank Houston, Inc. Project
                 2.60%, 02/01/20 (A)
                 LOC: Rabobank
                 Nederland N.V....................        1,200,000
   5,000,000     Hockley County, IDC, PCR
                 Amoco Project
                 3.05%, 11/01/19 (A)..............        5,002,150
   2,200,000     Lone Star Airport
                 Improvement Authority
                 Series B-4
                 2.75%, 12/01/14 (A)
                 LOC: Royal Bank of Canada .......        2,200,000

 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 TEXAS (CONTINUED)

  $3,090,000     Lower Neches Valley Authority
                 PCR, Chevron USA, Inc.
                 Project
                 3.25%, 02/15/17 (A)..............   $    3,090,000
   4,500,000     Texas State, TRAN
                 5.25%, 08/31/01..................        4,503,458
                                                     --------------
                                                         21,295,608
                                                     --------------

                 UTAH - 5.40%

   5,100,000     Utah State, GO, Series C
                 2.65%, 07/01/16 (A)
                 SPA: Toronto
                 Dominion Bank....................        5,100,000
   7,000,000     Utah Transit Authority,
                 Sales Tax & Transportation
                 Revenue, Utah Light Rail
                 Transit
                 2.65%, 09/01/30 (A)
                 LOC: Bayerische
                 Landesbank GZ....................        7,000,000
                                                     --------------
                                                         12,100,000
                                                     --------------

                 VERMONT - 1.69%

   3,790,000     Vermont Education & Health
                 Building Finance Agency
                 Middlebury College
                 Project A
                 5.35%, 05/01/28 (A)..............        3,790,000
                                                     --------------

                 VIRGINIA - 1.70%

   3,800,000     Peninsula Port Authority
                 Dominion Terminal Project
                 Series C
                 2.75%, 07/01/16 (A)
                 LOC: Barclays Bank Plc...........        3,800,000
                                                     --------------

                 WASHINGTON - 0.76%

   1,700,000     Washington State, GO
                 Series VR-96A
                 2.05%, 06/01/20 (A)
                 SPA: LandesBank
                 Hessen-Thuringengz...............        1,700,000
                                                     --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        8

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

                 WISCONSIN - 2.66%

$  5,965,000     Milwaukee, GO, Series R
                 5.00%, 09/01/01..................   $    5,968,529
                                                     --------------

                 WYOMING - 5.11%

   6,400,000     Sweetwater County, PCR
                 Series 88-A
                 2.65%, 10/05/01
                 LOC: Commerzbank AG..............        6,400,000
   5,000,000     Wyoming State, Series A
                 TRAN
                 3.50%, 06/27/02..................        5,041,846
                                                     --------------
                                                         11,441,846
                                                     --------------
                 TOTAL MUNICIPAL SECURITIES ......      220,281,393
                                                     --------------
                 (Cost $220,281,393)

 PAR VALUE                                                 VALUE
 ---------                                                 -----

INVESTMENT COMPANIES - 0.95%

     113,139     Federated Investors
                 Tax-Free Obligations Fund .......   $      113,139
   2,031,573     SEI Tax-Exempt
                 Trust Money Market Fund .........        2,031,573
                                                     --------------
                 TOTAL INVESTMENT COMPANIES ......        2,144,712
                                                     --------------
                 (Cost $2,144,712)

TOTAL INVESTMENTS - 99.30%........................      222,426,105
                                                     --------------
(Cost $222,426,105)*
NET OTHER ASSETS AND LIABILITIES - 0.70% .........        1,557,352
                                                     --------------
NET ASSETS - 100.00%..............................   $  223,983,457
                                                     ==============

--------------------------------------------------------------
 *       Aggregate cost for federal tax purposes.
 (A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at July 31, 2001.
 AMBAC   American Municipal Bond Assurance Corp.
 BAN     Bond Anticipation Notes
 GO      General Obligation
 HFA     Health Facilities Authority
 IDA     Industrial Development Authority
 IDB     Industrial Development Board
 IDC     Industrial Development Corp.
 LOC     Letter of Credit
 MBIA    Municipal Bond Insurance Association
 PCR     Pollution Control Revenue
 SPA     Stand-by Purchase Agreement
 TAN     Tax Anticipation Notes
 TRAN    Tax and Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        9

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2001


 PAR VALUE                                                 VALUE
 ---------                                                 -----

U.S. AGENCY OBLIGATIONS - 75.78%


                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.46%

$  5,000,000     6.03%, 08/06/01, MTN.............   $    5,001,249
  10,000,000     3.89%, 08/09/01 (A)..............        9,991,356
   5,000,000     3.49%, 08/24/01 (A)..............        4,988,660
  10,000,000     3.58%, 10/04/01 (A)..............        9,936,355
   3,950,000     6.50%, 11/14/01..................        3,981,663
   5,000,000     6.41%, 11/27/01..................        5,043,278
  10,000,000     3.51%, 12/14/01 (A)..............        9,868,375
   5,000,000     6.63%, 01/15/02..................        5,034,562
   5,000,000     3.71%, 07/05/02 (B)..............        5,000,000
                                                     --------------
                                                         58,845,498
                                                     --------------

                 FEDERAL HOME LOAN BANK - 24.79%

  10,000,000     3.87%, 08/17/01 (B)..............        9,999,701
  10,000,000     3.50%, 09/28/01 (B)..............        9,999,227
   5,000,000     3.57%, 10/12/01 (B)..............        4,999,420
   5,000,000     3.54%, 10/19/01 (B)..............        4,999,261
  10,000,000     3.53%, 10/24/01 (A)..............        9,917,633
  15,000,000     3.67%, 02/01/02 (B)..............       14,998,522
   5,000,000     6.75%, 02/01/02..................        5,041,786
   5,000,000     5.13%, 02/26/02..................        4,999,354
                                                     --------------
                                                         64,954,904
                                                     --------------

                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION - 17.08%

  10,000,000     3.66%, 08/10/01 (A)..............        9,990,850
  10,000,000     3.33%, 08/14/01 (A)..............        9,986,747
  10,000,000     3.56%, 09/18/01 (A)..............        9,952,533
  10,000,000     3.53%, 10/11/01 (A)..............        9,930,381
   5,000,000     4.67%, 01/31/02 (A)..............        4,881,304
                                                     --------------
                                                         44,741,815
                                                     --------------

                 FEDERAL FARM CREDIT BANK - 11.45%

   5,000,000     3.65%, 08/03/01 (A)..............        4,998,986
   5,000,000     3.62%, 10/24/01 (B)..............        4,999,774
  10,000,000     3.61%, 01/30/02 (B)..............        9,999,022
  10,000,000     3.67%, 06/11/02 (B)..............       10,000,000
                                                     --------------
                                                          29,997,782
                                                     --------------
                 TOTAL U.S. AGENCY OBLIGATIONS ...      198,539,999
                                                     --------------
                 (Cost $198,539,999)

 PAR VALUE                                                 VALUE
 ---------                                                 -----

 REPURCHASE AGREEMENT - 23.14%

  $60,616,000    Greenwich Capital
                 3.86%, Due 08/01/2001,
                 Dated 7/31/2001,
                 Repurchase Price $60,622,499
                 (Collateralized by U.S.
                 Treasury Notes 4.25%-7.50%,
                 Due 10/31/2001-2/15/2011;
                 Total Par $58,482,793,
                 Market Value $61,828,606) .......   $   60,616,000
                                                     --------------
                 TOTAL REPURCHASE AGREEMENT ......       60,616,000
                                                     --------------
                 (Cost $60,616,000)

     SHARES
   ----------

 INVESTMENT COMPANIES - 2.42%

   3,090,980     Dreyfus Cash
                 Management Fund..................        3,090,980
   3,246,969     Federated Investors
                 Government Obligation
                 Money Market Fund................        3,246,969
                                                     --------------
                 TOTAL INVESTMENT COMPANIES ......        6,337,949
                                                     --------------
                 (Cost $6,337,949)
 TOTAL INVESTMENTS - 101.34%......................      265,493,948
                                                     --------------
 (Cost $265,493,948)*
 NET OTHER ASSETS AND LIABILITIES - (1.34)% ......       (3,502,556)
                                                     --------------
 NET ASSETS - 100.00%.............................   $  261,991,392
                                                     ==============

--------------------------------------------------------
 *      Aggregate cost for federal tax purposes.
 (A)    Discount yield at time of purchase.
 (B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at July 31, 2001.
 MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2001

                                                         PRIME          TAX-EXEMPT       GOVERNMENT
                                                        RESERVES         RESERVES         RESERVES
                                                     --------------    ------------     ------------

ASSETS:

   Investments (Note 2):
     Investments at amortized cost                   $5,095,517,884    $222,426,105     $204,877,948
     Repurchase agreement                                64,743,000              --       60,616,000
                                                     --------------    ------------     ------------
       Total investments at value                     5,160,260,884     222,426,105      265,493,948
   Cash                                                         421           1,424               --
   Interest and dividend receivable                      19,263,991       1,793,888          831,158
                                                     --------------    ------------     ------------
     Total Assets                                     5,179,525,296     224,221,417      266,325,106
                                                     --------------    ------------     ------------


LIABILITIES:

   Payable for investments purchased ............        51,131,654              --        4,036,579
   Payable to custodian .........................                --              --           30,461
   Advisory fee payable (Note 3) ................         1,565,017          77,055           89,749
   Distribution and service fee (Note 3) ........         2,453,072          98,245          114,430
   Payable to Administrator (Note 3) ............           312,440          23,499           23,635
   Trustees' fees and expenses payable (Note 3) .           121,525           4,909            5,358
   Accrued expenses and other payables ..........           514,493          34,252           33,502
                                                     --------------    ------------     ------------
     Total Liabilities ..........................        56,098,201         237,960        4,333,714
                                                     --------------    ------------     ------------

NET ASSETS ......................................    $5,123,427,095    $223,983,457     $261,991,392
                                                     ==============    ============     ============


NET ASSETS CONSIST OF:
   Par value (Note 4) ...........................    $    5,123,407    $    223,983     $    261,991
   Paid-in capital in excess of par value .......     5,118,283,544     223,759,474      261,729,401
   Accumulated net realized gain on
     investments sold ...........................            20,144              --               --
                                                     --------------    ------------     ------------
TOTAL NET ASSETS ................................    $5,123,427,095    $223,983,457     $261,991,392
                                                     ==============    ============     ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING .......     5,123,406,951     223,983,457      261,991,392

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets/Shares Outstanding) ..............    $         1.00    $       1.00     $       1.00
                                                     ==============    ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001

                                                        PRIME        TAX-EXEMPT     GOVERNMENT
                                                       RESERVES       RESERVES       RESERVES
                                                     ------------    ----------     -----------

INVESTMENT INCOME:
   Interest (Note 2)                                 $266,227,525    $7,712,715     $12,722,419
   Dividends (Note 2)                                     104,295       205,716         340,077
                                                     ------------    ----------     -----------
     Total investment income                          266,331,820     7,918,431      13,062,496
                                                     ------------    ----------     -----------

EXPENSES:
   Investment advisory fees (Note 3)                   16,918,990       860,638         934,484
   Administration fees (Note 3)                         3,136,058       142,624         154,823
   Custody fees                                            30,659        15,940          12,976
   Fund accounting fees (Note 3)                          130,605        58,096          48,920
   Professional fees                                      125,536        19,488          19,602
   Trustees' fees (Note 3)                                 86,417         5,051           5,346
   Transfer agent fee (Note 3)                              5,000         5,000           5,000
   Distribution and service fee (Note 3)               24,882,880     1,022,481       1,119,278
   Reports to shareholders                                935,067        10,798          18,808
   Registration fees                                      127,321        21,218          33,144
   Miscellaneous                                          130,419         5,385          10,796
                                                     ------------    ----------     -----------
     Total expenses                                    46,508,952     2,166,719       2,363,177
                                                     ------------    ----------     -----------
NET INVESTMENT INCOME                                 219,822,868     5,751,712      10,699,319
                                                     ------------    ----------     -----------

NET REALIZED GAIN ON INVESTMENTS                           20,144            --              --
                                                     ------------    ----------     -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $219,843,012    $5,751,712     $10,699,319
                                                     ============    ==========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 PRIME RESERVES                    TAX-EXEMPT RESERVES
                                                       ------------------------------------    ------------------------------
                                                                   YEARS ENDED                          YEARS ENDED
                                                                     JULY 31,                             JULY 31,
                                                             2001                2000              2001             2000
                                                       ----------------    ----------------    -------------    -------------

NET ASSETS AT BEGINNING OF PERIOD ..................   $  4,330,068,289    $  4,250,399,059    $ 169,133,090    $ 177,839,867
                                                       ----------------    ----------------    -------------    -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...........................        219,822,868         218,206,348        5,751,712        4,927,042
   Net realized gain on investments ................             20,144                  --               --            1,486
                                                       ----------------    ----------------    -------------    -------------
     Net increase in net assets
       resulting from operations ...................        219,843,012         218,206,348        5,751,712        4,928,528
                                                       ----------------    ----------------    -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...........................       (219,822,868)       (218,206,348)      (5,751,712)      (4,927,082)
                                                       ----------------    ----------------    -------------    -------------
     Total Dividends ...............................       (219,822,868)       (218,206,348)      (5,751,712)      (4,927,082)
                                                       ----------------    ----------------    -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ................     19,420,739,505      24,906,196,879      673,224,225      803,601,489
   Issued to shareholders in
     reinvestment of dividends .....................        219,822,868         226,112,157        5,751,712        5,091,551
   Cost of shares repurchased ......................    (18,847,223,711)    (25,052,639,806)    (624,125,570)    (817,401,263)
                                                       ----------------    ----------------    -------------    -------------
     Net increase (decrease) from share transactions        793,338,662          79,669,230       54,850,367       (8,708,223)
                                                       ----------------    ----------------    -------------    -------------
     Net increase (decrease) in net assets .........        793,358,806          79,669,230       54,850,367       (8,706,777)
                                                       ----------------    ----------------    -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....   $  5,123,427,095    $  4,330,068,289    $ 223,983,457    $ 169,133,090
                                                       ================    ================    =============    =============

(A) Undistributed net investment income ............   $             --    $             --    $          --    $          --
                                                       ================    ================    =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ............................................     19,420,739,505      24,906,196,879      673,224,225      803,601,489
   Issued to shareholders in
     reinvestment of dividends .....................        219,822,868         226,112,157        5,751,712        5,091,551
   Repurchased .....................................    (18,847,223,711)    (25,052,639,806)    (624,125,570)    (817,401,263)
                                                       ----------------    ----------------    -------------    -------------
     Net increase (decrease) in shares outstanding .        793,338,662          79,669,230       54,850,367       (8,708,223)
                                                       ================    ================    =============    =============


                                                           GOVERNMENT RESERVES
                                                       ------------------------------
                                                                YEARS ENDED
                                                                  JULY 31,
                                                            2001             2000
                                                       -------------    -------------

NET ASSETS AT BEGINNING OF PERIOD ..................   $ 165,278,258    $ 156,852,991
                                                       -------------    -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...........................      10,699,319        8,455,317
   Net realized gain on investments ................              --               --
                                                       -------------    -------------
     Net increase in net assets
       resulting from operations ...................      10,699,319        8,455,317
                                                       -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...........................     (10,699,319)      (8,455,326)
                                                       -------------    -------------
     Total Dividends ...............................     (10,699,319)      (8,455,326)
                                                       -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ................     788,854,915      604,124,676
   Issued to shareholders in
     reinvestment of dividends .....................      10,699,319        8,742,456
   Cost of shares repurchased ......................    (702,841,100)    (604,441,856)
                                                       -------------    -------------
     Net increase (decrease) from share transactions      96,713,134        8,425,276
                                                       -------------    -------------
     Net increase (decrease) in net assets .........      96,713,134        8,425,267
                                                       -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....   $ 261,991,392    $ 165,278,258
                                                       =============    =============

(A) Undistributed net investment income ............   $          --    $          --
                                                       =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ............................................     788,854,915      604,124,676
   Issued to shareholders in
     reinvestment of dividends .....................      10,699,319        8,742,456
   Repurchased .....................................    (702,841,100)    (604,441,856)
                                                       -------------    -------------
     Net increase (decrease) in shares outstanding .      96,713,134        8,425,276
                                                       =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      14-15

GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  PERIOD ENDED
                                            YEARS ENDED JULY 31,    JULY 31,
                                           ----------------------  ----------
                                              2001        2000        1999(1)
                                           ----------  ----------  ----------
Net Asset Value, Beginning of Period ...   $     1.00  $     1.00  $     1.00
                                           ----------  ----------  ----------
Income from Investment Operations:
   Net investment income ...............         0.05        0.05        0.04
                                           ----------  ----------  ----------

Less Dividends:
   Dividends from net investment income         (0.05)      (0.05)      (0.04)
                                           ----------  ----------  ----------

Net increase (decrease) in net asset value         --          --          --
                                           ----------  ----------  ----------
Net Asset Value, End of Period .........   $     1.00  $     1.00  $     1.00
                                           ==========  ==========  ==========


Total Return ...........................         4.83%       5.09%       3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) .......   $5,123,427  $4,330,068  $4,250,399
Ratios to average net assets:
   Net investment income ...............         4.65%       4.98%       4.10%*
   Operating expenses ..................         0.98%       0.92%       0.96%*

--------------------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16

GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   PERIOD ENDED
                                              YEARS ENDED JULY 31,   JULY 31,
                                               -------------------   --------
                                                 2001       2000      1999(1)
                                               --------   --------   --------
Net Asset Value, Beginning of Period .......   $   1.00   $   1.00   $   1.00
                                               --------   --------   --------
Income from Investment Operations:
   Net investment income ...................       0.03       0.03       0.02
                                               --------   --------   --------
Less Dividends:
   Dividends from net investment income ....      (0.03)     (0.03)     (0.02)
                                               --------   --------   --------
Net increase (decrease) in net asset value .         --         --         --
                                               --------   --------   --------
Net Asset Value, End of Period .............   $   1.00   $   1.00   $   1.00
                                               ========   ========   ========


Total Return ...............................       2.72%      2.77%      1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...........   $223,983   $169,133   $177,840
Ratios to average net assets:
   Net investment income ...................       2.67%      2.72%      2.09%*
   Operating expenses ......................       1.01%      0.96%      0.99%*

-------------------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17

GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  PERIOD ENDED
                                             YEARS ENDED JULY 31,   JULY 31,
                                             --------------------   --------
                                                2001       2000     1999(1)
                                              --------   --------   --------
Net Asset Value, Beginning of Period ......   $   1.00   $   1.00   $   1.00
                                              --------   --------   --------
Income from Investment Operations:
   Net investment income ..................       0.05       0.05       0.03
                                              --------   --------   --------
Less Dividends:
   Dividends from net investment income ...      (0.05)     (0.05)     (0.03)
                                              --------   --------   --------
Net increase (decrease) in net asset value          --         --         --
                                              --------   --------   --------
Net Asset Value, End of Period ............   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========


Total Return ..............................       4.78%      4.94%      3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ..........   $261,991   $165,278   $156,853
Ratios to average net assets:
   Net investment income ..................       4.58%      4.84%      4.00%*
   Operating expenses .....................       1.01%      0.95%      0.99%*

-----------------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18

NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund," collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, will require investment companies to amortize premiums and discounts on fixed income securities. The Trust currently amortizes premiums and discounts on money market securities. Accordingly, the adoption of the Guide will have no significant effect on the financial statements.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund

NOTES TO FINANCIAL STATEMENTS


requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insol-vency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corpor-ation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of the PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001 PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

In addition, the Administrator also provides certain fund accounting, custody, administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

NOTES TO FINANCIAL STATEMENTS

Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average daily net assets of the Prime Reserves and not more than 0.51% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the year ended July 31, 2001 the Funds paid fees under the Plan as follows:

                       SHAREHOLDER
  FUND                   SERVICES     DISTRIBUTION
  ----                 -----------    ------------
Prime Reserves         $11,817,528    $13,065,352
Tax-Exempt Reserves        537,898        484,583
Government Reserves        584,052        535,226

Certain officers of the Trust are officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to September 8, 2000, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

NOTES TO FINANCIAL STATEMENTS


Expenses for the year ended July 31, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-three classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

5.     TAX INFORMATION (UNAUDITED)

During the fiscal year ended July 31, 2001, the Government Reserves Fund earned 37.85% of its income from direct obligations of the U.S. Government. Appropriate tax information detailing U.S. Government income percentages on a calender year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment. 100% of the income earned by the Tax-Exempt Reserves Fund will generally qualify as exempt from federal taxation.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Reserves, Tax-Exempt Reserves, and Government Reserves (three of the portfolios constituting The Galaxy Fund) (collectively, the "Funds") as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 22, 1998 (commencement of operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Reserves, Tax-Exempt Reserves, and Government Reserves portfolios of The Galaxy Fund at July 31, 2001, and the results of their operations for the year then ended , the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and for the period from September 22, 1998 (commencement of operations) to July 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                        /S/ ERNST & YOUNG LLP

Boston, Massachusetts
September 11, 2001

ANNUAL REPORT
July 31, 2001

GALAXY MONEY MARKET PORTFOLIOS

The Galaxy Fund

Galaxy Prime Reserves

Galaxy Tax-Exempt Reserves

Galaxy Government Reserves

[LOGO OMITTED - THE GALAXY FUND]

10/01/01 ARRESERVE